Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 3,427	$ 2,977
Derivative financial instrument, Fair value	(90)	24
Foreign exchange forwards hedging the net investment [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,817	713
Derivative financial instrument, Fair value	(94)	63
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	658	658
Derivative financial instrument, Fair value	(1)	(100)
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	705	600
Derivative financial instrument, Fair value	2	14
Fuel Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	247	356
Derivative financial instrument, Fair value	3	6
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	0	650
Derivative financial instrument, Fair value	$ 0	$ 41